Debt (Tables)	12 Months Ended
Jun. 30, 2026
Debt [Abstract]
Schedule of Short-Term Debts

As of June 30, 2025 and 2026, the Group’s debts were classified into different types as follows:

	As of June 30,
	2025	2026
	RMB	RMB
Short-term debts	-	34,931
Short-term debts from banks	-	26,550
Short-term debts from third parties	-	1,940
Long-term debts due within one year	-	6,441
Long-term debts from lease financing	-	2,065
Total	-	36,996

Schedule of Short-Term Debts from Banks

Short-term debts from banks consisted of the following:

Lender	Maturity	Interest Rate	Year Ended June 30, 2026
			RMB
Industrial and Commercial Bank of China	December 8, 2026	2.70%	1,000
Industrial and Commercial Bank of China	June 11, 2027	3.00%	2,000
Industrial and Commercial Bank of China	June 16, 2027	3.00%	1,800
Bank of China (1)	December 25, 2026	3.00%	6,000
Agricultural Bank of China (1)	March 15, 2027	3.00%	8,000
Postal Savings Bank of China	June 1, 2027	3.51%	3,000
Shanghai Pudong Development Bank (1)	June 25, 2027	3.00%	4,750
Total short-term debts from banks			26,550

(1)	Guaranteed by subsidiaries’ management.

Schedule of Long-Term Debt
	As of June 30,
	2025	2026
	RMB	RMB
Total debt, net of deferred finance charges	-	3,556
Less: Current portion of long-term debt, net of deferred finance charges	-	1,491
Long-term debt, net of deferred finance charges	-	2,065

Schedule of Debt
	As of June 30,
	2025	2026
	RMB	RMB
Total debt, gross	-	4,241
Less: Deferred finance charges	-	685
Total debt, net of deferred finance charges	-	3,556

Schedule of Outstanding Debt

The outstanding debt as of June 30, 2026, is repayable as follows:

RMB
Year ending June 30:
2027	1,894
2028	1,412
2029	802
2030	133
Total	4,241
Less: Deferred finance charges	685
Total debt, net of deferred finance charges	3,556